Intangible assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Cost	R$ 65,239,037	R$ 57,924,819
Accumulated amortization	(21,226,179)	(18,603,948)
Net	44,012,858	39,320,871
Agreements Equity Values [Member]
IfrsStatementLineItems [Line Items]
Cost	747,925	722,730
Accumulated amortization	(241,808)	(223,404)
Net	506,117	499,326
Agreements Economic Value [Member]
IfrsStatementLineItems [Line Items]
Cost	1,686,384	1,585,271
Accumulated amortization	(1,048,624)	(933,232)
Net	637,760	652,039
Agreements Concessio New Contracts [Member]
IfrsStatementLineItems [Line Items]
Cost	148,000
Accumulated amortization	(411)
Net	147,589
Program Contractses [Member]
IfrsStatementLineItems [Line Items]
Cost	30,267,977	26,875,408
Accumulated amortization	(9,583,480)	(8,537,949)
Net	20,684,497	18,337,459
Program Contract Commitments [Member]
IfrsStatementLineItems [Line Items]
Cost	1,709,757	1,709,757
Accumulated amortization	(497,731)	(444,765)
Net	1,212,026	1,264,992
Service Contracts Commitments [Member]
IfrsStatementLineItems [Line Items]
Cost	29,161,286	25,584,703
Accumulated amortization	(8,967,701)	(7,714,252)
Net	20,193,585	17,870,451
Software Licenses [Member]
IfrsStatementLineItems [Line Items]
Cost	1,300,504	1,249,881
Accumulated amortization	(787,280)	(654,477)
Net	513,224	595,404
Right Of Uses [Member]
IfrsStatementLineItems [Line Items]
Cost	217,204	170,921
Accumulated amortization	(99,144)	(95,869)
Net	118,060	75,052
Right Of Uses Investments [Member]
IfrsStatementLineItems [Line Items]
Cost		26,148
Accumulated amortization
Net		R$ 26,148